Expense Example	CRA Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND CRA Shares Expense Example, with Redemption, 1 Year	CRA Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND CRA Shares Expense Example, with Redemption, 3 Years	CRA Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND CRA Shares Expense Example, with Redemption, 5 Years	CRA Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND CRA Shares Expense Example, with Redemption, 10 Years	CRA Retail Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND Retail Shares Expense Example, with Redemption, 1 Year	CRA Retail Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND Retail Shares Expense Example, with Redemption, 3 Years	CRA Retail Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND Retail Shares Expense Example, with Redemption, 5 Years	CRA Retail Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND Retail Shares Expense Example, with Redemption, 10 Years	CRA Institutional Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND Institutional Shares Expense Example, with Redemption, 1 Year	CRA Institutional Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND Institutional Shares Expense Example, with Redemption, 3 Years	CRA Institutional Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND Institutional Shares Expense Example, with Redemption, 5 Years	CRA Institutional Shares Prospectus COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND Institutional Shares Expense Example, with Redemption, 10 Years	CCM Prospectus CCM Alternative Income Fund Institutional Shares Expense Example, with Redemption, 1 Year	CCM Prospectus CCM Alternative Income Fund Institutional Shares Expense Example, with Redemption, 3 Years	CCM Prospectus CCM Alternative Income Fund Institutional Shares Expense Example, with Redemption, 5 Years	CCM Prospectus CCM Alternative Income Fund Institutional Shares Expense Example, with Redemption, 10 Years
USD ($)	93	290	504	1,120	83	259	450	1,002	47	148	258	579	183	566	975	2,116